Liquidity - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended		0 Months Ended
	Feb. 10, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Dec. 31, 2011
Cash And Cash Equivalents [Line Items]
Accumulated deficit		$ (134,405,481)	$ (122,420,976)				$ (113,187,793)				$ (134,405,481)		$ (122,420,976)	$ (113,187,793)
Net loss		(3,859,794)	(2,472,009)	(2,860,191)	(1,975,009)	(1,925,974)	(2,947,125)	(2,869,883)	(2,725,279)	(3,717,239)	(11,984,505)	(6,761,174)	(9,233,183)	(12,259,526)
Line of credit outstanding							8,371,000							8,371,000
Cash proceeds from IPO, net of underwriting discounts and additional costs	17,390,240										17,390,240
Cash and cash equivalents		8,819,872	69,178	302,908	4,483	17,964	185,256	72,483	361,062	82,486	8,819,872	302,908	69,178	185,256		435,292
Oxford Finance LLC [Member]
Cash And Cash Equivalents [Line Items]
Net cash proceeds on term loan															4,927,000
Previously Reported [Member]
Cash And Cash Equivalents [Line Items]
Cash proceeds from IPO, net of underwriting discounts and additional costs	16,673,000
Note Agreements with Certain Shareholders and Line of Credit [Member]
Cash And Cash Equivalents [Line Items]
Debt instrument carrying amount			$ 6,226,000				$ 8,530,000						$ 6,226,000	$ 8,530,000